Commitments and Contingencies - Contingency Related to Insurance Recoveries (Details) - Pollo Tropical - Loss from the Hurricanes $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 restaurant	Dec. 30, 2018 USD ($)
Loss Contingencies [Line Items]
Insurance settlement proceeds		$ 2.8
Other income		$ 2.1
Houston
Loss Contingencies [Line Items]
Number of restaurants affected by the hurricanes | restaurant	2